COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating expenses
Total	$ 194,482,478	$ 205,328,699	$ 180,580,532
Promotions related with credit cards
Other operating expenses
Total	20,806,913	10,345,340	11,759,253
Turnover tax
Other operating expenses
Total	82,405,552	119,702,266	116,765,395
Fair value on initial recognition of loans
Other operating expenses
Total	992,560	451,515	1,044,908
Contributions made to deposit insurance system
Other operating expenses
Total	4,301,511	5,119,111	6,069,673
Loan and credit card balance adjustments
Other operating expenses
Total	1,636,053	2,703,673	6,636,240
Interest on liabilities for financial leases
Other operating expenses
Total	1,920,878	73,365	3,386,547
Coverage services
Other operating expenses
Total	136,629	60,007	93,312
Miscellaneous loss provision
Other operating expenses
Total	54,355,688	22,409,284	9,487,103
Others allowances
Other operating expenses
Total	687,842	1,452,191	6,364,676
Impairment of investment property
Other operating expenses
Total	10,188,877	15,270,191	5,451,222
Other
Other operating expenses
Total	$ 17,049,975	$ 27,741,756	$ 13,522,203